S000089992 [Member] Investment Objectives and Goals - Russell Investments Global Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments Global Equity ETF(Formerly, Global Equity Active ETF)
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth.